Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Segment As Adjusted EBITDA
Segment Adjusted EBITDA

		Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
	Note	€m	€m	€m
Profit for the year		227.1	192.7	249.8
Taxation		50.8	60.9	71.2
Net financing costs		109.1	86.8	54.4
Depreciation and amortization		96.9	95.0	88.6
Exceptional items	7	69.5	72.5	48.7
Other add-backs		11.7	27.1	11.7
Adjusted EBITDA		565.1	535.0	524.4

External Revenue and Non-current Assets by Geography
External revenue by geography

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
	€m	€m	€m
United Kingdom	879.6	869.4	806.2
Italy	392.5	377.8	408.5
Germany	384.8	397.2	385.4
France	212.6	209.3	192.4
Croatia	141.8	136.3	122.7
Sweden	134.6	138.1	149.4
Austria	132.1	126.9	122.0
Serbia	130.8	117.5	108.2
Norway	121.1	124.2	126.6
Spain	83.2	82.7	78.6
Switzerland	80.7	80.4	80.1
Rest of Europe	406.0	384.7	359.6
Total external revenue by geography	3,099.8	3,044.5	2,939.7

Non-current assets by geography

	December 31, 2024	December 31, 2023
	€m	€m
United Kingdom	174.9	159.5
Germany	134.7	134.9
Italy	67.4	64.5
Serbia	65.8	55.1
Croatia	58.3	50.3
Ireland	34.4	34.2
Norway	23.3	25.5
Sweden	18.6	22.3
Rest of Europe	69.6	71.8
Total non-current assets by geography	647.0	618.1